Disclosure of Range of Exercise Prices of Outstanding Share Options, SCL Equity Plan (Details) - SCL Equity Plan [Member] - Share options [Member] shares in Thousands	Dec. 31, 2018 shares yr	Dec. 31, 2017 shares yr	Dec. 31, 2016 shares yr	Dec. 31, 2015 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	57,382	48,252	38,185	25,474
Weighted average remaining contractual life | yr	7.64	7.82	8.03
1.01 - 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	811	893	893
Weighted average remaining contractual life | yr	1.29	2.30	3.30
2.01 - 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	283	470	1,085
Weighted average remaining contractual life | yr	2.80	3.74	4.67
3.01 - 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	14,805	19,311	22,624
Weighted average remaining contractual life | yr	6.94	7.79	8.75
4.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	18,673	20,108	4,715
Weighted average remaining contractual life | yr	8.00	8.76	7.62
5.01 - 6.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	15,991	592	592
Weighted average remaining contractual life | yr	9.01	5.82	6.82
6.01 - 7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	2,227	1,868	2,006
Weighted average remaining contractual life | yr	7.26	6.56	7.55
7.01 - 8.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	2,554	2,972	3,637
Weighted average remaining contractual life | yr	5.29	6.28	7.27
8.01 - 9.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	2,038	2,038	2,633
Weighted average remaining contractual life | yr	5.21	6.21	7.21